Financial Instruments - Fair Value of Derivative Assets and Liabilites (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Jun. 30, 2013 Fuel Derivatives [Member] Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2012 Fuel Derivatives [Member] Fair Value, Inputs, Level 1 [Member]	Jun. 30, 2013 Fuel Derivatives [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2012 Fuel Derivatives [Member] Fair Value, Inputs, Level 2 [Member]	Jun. 30, 2013 Fuel Derivatives [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2012 Fuel Derivatives [Member] Fair Value, Inputs, Level 3 [Member]	Jun. 30, 2013 Fuel Derivatives [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Dec. 31, 2012 Fuel Derivatives [Member] Estimate of Fair Value, Fair Value Disclosure [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Assets									$ 0		$ 200		$ 0		$ 200
Fuel Derivative Liability	$ 0	$ 0	$ 98	$ 1,415	$ 0	$ 0	$ 98	$ 1,415		$ 0		$ 98		$ 0		$ 98